Commitments (Tables)	12 Months Ended
Feb. 28, 2014
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
2015	$747,616
2016	751,449
2017	767,772
2018	495,182
2019	113,556
and thereafter	438,165

Total future minimum payments	$3,313,740

Long-term Purchase Obligations [Table Text Block]
2015	$867,788
2016	122,587
2017	129,302
2018	2,544
2019	424
and thereafter	-

Total future minimum payments	$1,122,645